SEGMENT	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT

NOTE 15 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs, process and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company also provides dyeing services to external customers, as well as pet grooming service. The dyeing service is to utilize the existing production capacity and the pet grooming service is immaterial. Therefore, the Company concludes that essentially the Company’s products and services have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution, hence the Company has only one reporting segment.

Revenue by products and services

The summary of total revenues by product and service categories consisted of the following:

	For the Years Ended June 30,
Products	2022	2021	2020
Traditional pet products	$11,433,159	$14,331,492	$13,208,764
Intelligent pet products	13,492,076	7,801,070	4,328,918
Climbing hooks and others	1,761,341	1,340,686	1,633,676
Total revenue from product sales	26,686,576	23,473,248	19,171,358

Services:
Dyeing services	342,561	817,145	-
Other services	66,060	29,728	-
Total revenue from services	408,621	846,873	-
Total revenue	$27,095,197	$24,320,121	$19,171,358

Revenue by geographic area

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the Years Ended June 30,
Geographic location	2022	2021	2020
Sales to international markets	$14,542,323	$10,627,253	$9,399,228
Sales in China domestic market	12,552,874	13,692,868	9,772,130
Total revenue	$27,095,197	$24,320,121	$19,171,358

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS